PROPERTY AND EQUIPMENT: Schedule of Property and Equipment (Sptember 30 2019 Unaudted) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Tables/Schedules
Schedule of Property and Equipment (Sptember 30 2019 Unaudted)
	March 31, 2021	December 31, 2020
	(Unaudited)
Furniture and fixtures	$20,000	$20,000
Equipment	80,000	80,000
	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
	$-	$-

	December 31,	December 31,
	2020	2019
Furniture and fixtures	$20,000	$20,000
Equipment	80,000	80,000
	100,000	100,000
Less accumulated depreciation and amortization	(100,000)	(100,000)
	$-	$-